Summarised financial information - Summarised Financial Information of Income Statement (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Summarised Financial Information [Line Items]
Revenue	[1]	£ 25,610	£ 25,867	£ 27,283
Profit from operations		9,997	2,736	(15,751)
Net finance costs		(1,819)	(1,098)	(1,895)
Profit/(loss) before taxation		9,859	3,538	(17,061)
Taxation on ordinary activities		(2,094)	(357)	2,872
Profit/(loss) for the year		£ 7,765	£ 3,181	£ (14,189)

[1]	Revenue is net of duty, excise and other taxes of £32,160 million, £33,818 million and £36,917 million for the years ended 31 December 2025, 2024 and 2023, respectively.